ORGANIZATION, DESCRIPTION OF BUSINESS AND GOING CONCERN (Details Narrative)								12 Months Ended
	May 29, 2024	Feb. 05, 2024 USD ($)	Feb. 05, 2024 CAD ($)	Oct. 15, 2023 USD ($)	Oct. 15, 2023 CAD ($)	Jun. 24, 2022 USD ($)	Jun. 24, 2022 CAD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Feb. 28, 2024	Apr. 01, 2019
Payment to acquire business								$ (0)	$ (0)	$ 471,550
Cash								620,910	651,490
Working capital deficit								$ 67,600,000	$ 58,100,000
Subsequent Event [Member]
Issued and outstanding number of ordinary shares descriptions	The Share Consolidation will reduce the issued and outstanding number of ordinary shares of the Company as of March 31, 2024 from 51,568,883 shares to approximately 3,437,926 shares.
Farvision Digital Technology Group [Member]
Sale of Stock, Percentage of Ownership before Transaction		100.00%	100.00%
Proceeds from Divestiture of Businesses and Interests in Affiliates		$ 74,160	$ 100,000
Share Transfer Agreement [Member] | Bethune [Member]
Payment to acquire business				$ 478,613	$ 648,000
MTM Animation [Member]
Equity purchased, value						$ 80,030	$ 100,000
Visionary Group [Member]
Ownership interest												100.00%
Bethune [Member] | Share Transfer Agreement [Member]
Ownership interest				100.00%	100.00%
Farvision Digital Technology Group [Member]
Sale of Stock, Percentage of Ownership before Transaction		100.00%	100.00%
Lowell Academy [Member]
Sale of Stock, Percentage of Ownership before Transaction		70.00%	70.00%
Visionary Biotechnology Group [Member]
Ownership interest											55.00%